BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

3.            BUSINESS ACQUISITIONS

Acquisition in Shenzhen Ranlo Education investment Co., Ltd. (“Shenzhen Ranlo”)

On January 1, 2019, the Group acquired 100% equity interest in Shenzhen Ranlo for cash consideration of $5,985. Shenzhen Ranlo owned and operated a kindergarten located in Shenzhen, PRC. The transaction was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	576
Other current assets	789
Property, plant and equipment, net	4,462	5-10 years
Operating lease right-of-use assets	2,612
Intangible assets:
Student base	145	4 years
Other current liabilities	(477)
Deferred tax liabilities	(36)
Deferred revenue	(245)
Operating lease liabilities	(2,612)
Goodwill	771
Total	5,985

The results of operations attributable to Shenzhen Ranlo are included in the consolidated statement of operations beginning on January 1, 2019, which included net revenue of $1,716 and pre-tax net loss of $661 for the year ended December 31, 2019.

3.            BUSINESS ACQUISITIONS - continued

Acquisition in Global Eduhub Holding Limited. (“GEH”)

On April 1, 2019, the Group acquired 77% equity interest in GEH for cash consideration of $21,414. GEH operates kindergartens and student care centers in Singapore which facilitate the Group to expand its services outside of the PRC. The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	663
Other current assets	2,224
Property, plant and equipment, net	2,920	5-10 years
Operating lease right-of-use assets	5,924
Intangible assets:
Student base	3,650	5.67 years
Trademark	7,766	Indefinite
Initial franchise	1,626	3.75 years
Other current liabilities	(6,266)
Deferred tax liabilities	(2,217)
Operating lease liabilities	(6,062)
Non-controlling interest	(6,895)
Goodwill	18,081
Total	21,414

The results of operations attributable to GEH are included in the consolidated statement of operations beginning on April 1, 2019, which included net revenue of $19,193 and pre-tax net income of $1,310 for the year ended December 31, 2019.

As part of this acquisition, the non-controlling shareholders also received a put option to sell their entire non-controlling interests of GEH to the Group based on multiple of GEH’s earnings before interest, taxes, depreciation and amortization for the financial year preceding the date when option is exercised. The non-controlling interests have been recorded as redeemable non-controlling interests presented in the mezzanine equity section of the consolidated balance sheets at an initial amount of $6,895 estimated by the management with the assistance from an independent appraiser. Subsequently, the non-controlling interests were carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interest’s share of net income or loss or (2) the expected redemption value.

3.            BUSINESS ACQUISITIONS - continued

Acquisition in Shanghai Geleli Technology Development Co.(“Shanghai Geleli”)

On June 4, 2019 the Group acquired 51% equity interest in Shanghai Geleli for cash consideration of $5,310. Shanghai Geleli is primarily engaged in sale of children toys and teaching aid tools. The acquisition would further enrich Group’s offering on educational merchandise and services to customers. The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	1,190
Other current assets	611
Operating lease right-of-use assets	64
Intangible assets:
Brand	1,129	5 years
Non-compete agreement	347	5 years
Customer relationship	87	9.5 years
Other current liabilities	(177)
Deferred tax liabilities	(391)
Operating lease liabilities	(64)
Non-controlling interest	(4,050)
Goodwill	6,564
Total	5,310

The results of operations attributable to Shanghai Geleli are included in the consolidated statement of operations beginning on June 4, 2019, which included net revenue of $1,088 and pre-tax net loss of $77 for the year ended December 31, 2019.

Acquisition in Beijing Xingqiba Network Technology Co., Ltd. (“Beijing Xingqiba”)

On May 1, 2019, the Group acquired 51% equity interest in Beijing Xingqiba for cash consideration of $1,297. Beijing Xingqiba mainly engages in providing interactive learning software and child art courses, which would supplement well the Group’s online learning platform. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date. As of December 31, 2021, consideration payable of $628 remained outstanding.

3.            BUSINESS ACQUISITIONS - continued

Acquisition in Beijing Xingqiba Network Technology Co., Ltd. (“Beijing Xingqiba”) - continued

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	2
Other current assets	20
Intangible assets:
Software and courses	208	5 years
Non-compete agreement	297	6 years
Exclusive agent agreement	30	0.67 year
Other current liabilities	(26)
Deferred tax liabilities	(134)
Non-controlling interest	(1,130)
Goodwill	2,030
Total	1,297

The results of operations attributable to Beijing Xingqiba are included in the consolidated statement of operations beginning on May 1, 2019, which included net revenue of $230 and pre-tax net loss of $343 for the year ended December 31, 2019.

Acquisition in Mulberry Learning Centre Alexandra Pte. Ltd. (“Mulberry Alexandra”)

On November 1, 2019, the Group acquired 100% equity interest in Mulberry Learning Centre Alexandra Pte. Ltd., a kindergarten located in Singapore, for cash consideration of $1,047. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	283
Other current assets	67
Property and equipment, net	91	5-10 years
Operating lease right-of-use assets	557
Intangible assets:
Student base	190	5.17 years
Other current liabilities	(431)
Deferred tax liabilities	(47)
Operating lease liabilities	(557)
Goodwill	894
Total	1,047

3.            BUSINESS ACQUISITIONS - continued

Acquisition in Mulberry Learning Centre Alexandra Pte. Ltd. (“Mulberry Alexandra”) - continued

The results of operations attributable to Mulberry Alexandra are included in the consolidated statement of operations beginning on November 1, 2019, which included net revenue of $236 and pre-tax net income of $70 for the year ended December 31, 2019.

Acquisition in Shanghai Xuanfeng Education Technology Co., Ltd. (“Xuanfeng”)

Xuanfeng is the parent of Shanghai Jinfeng Kindergarten Co., Ltd. (“Jinfeng Kindergarten”) located in Shanghai, PRC. Shanghai Peidi is one of the Group’s subsidiaries who operates JES Island Kindergarten. On November 1, 2021, the Group acquired 55% equity interest in Xuanfeng for a cash consideration of RMB 1 Yuan and the transfer of JES Island Kindergarten’s operational assets including student base, curriculum and management team to Jinfeng Kindergarten. This transaction was considered a business acquisition and the Group was identified as the acquirer. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date. Since the Group controls Shanghai Peidi  and JES Island Kindergarten before and after the acquisition, the Group recognized the assets and liabilities transferred from JES Island Kindergarten to Jinfeng Kindergarten at their carrying amounts. No gain or loss was recognized in earnings for the difference between the fair value and the carrying amounts of the assets and liabilities. The reduction in the Group’s equity interest in JES Island kindergarten’s transferred assets from 100% to 55% was recorded as an adjustment to APIC.

The following table summarized the fair value of the acquired assets and liabilities which were determined with the assistance from an independent appraiser as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	426
Other current assets	162
Operating lease right-of-use assets	4,326
Intangible assets:
Student base	188	3.2 years
Other current liabilities	(456)
Deferred tax liabilities	(47)
Operating lease liabilities	(3,970)
Non-controlling interest	(480)
Goodwill	391
Additional paid in capital	(540)
Total	—

The non-controlling interest of $480 was recorded as of the acquisition date based on 45% of the fair value of the acquired net assets plus 45% of the carrying amount of the net assets transferred from JES Island kindergartern to Jinfeng Kindergarten.

The results of operations attributable to Xuanfeng are included in the consolidated statement of operations beginning on November 1, 2021, which included net revenue of $nil and pre-tax net loss of $225 for the year ended December 31, 2021.

The pro forma result of operation for the subsidiary acquired in 2021 has not been presented because it is not material to the consolidated results of operations.